SHARE CAPITAL	6 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 5 - SHARE CAPITAL:

a.	Public offering

On April 20, 2015 the Company completed a follow-on public offering. A total of 7,419,353 ordinary shares were sold at a price of $9.30 per share. Prior to closing, the underwriters fully exercised their option to purchase 967,741 additional ordinary shares. The net proceeds from the sale of shares, after deducting underwriting discounts, commissions and other offering expenses, were approximately $64.2 million.

b.	Warrants

No warrants have been exercised during the six-months ending June 30, 2016. As of June 30 2016, the total amount of warrants outstanding was 2,064,937.

c.	Share-based compensation

In May 2015, the Company's board of directors approved a new option plan (the "Plan") replacing the previous plan approved in 2009. The Plan included a pool of 2,690,694 ordinary shares for grant to Company employees, consultants, directors and other service providers. As of June 30 2016, 989,858 shares remain available for grant under the Plan.

In the six months ended June 30, 2016 and 2015, the Company granted options to employees and non-employees as follows:

	Six month ended June 30,
	2016
	Award amount	Exercise price range	Vesting period	Expiration
Employees:
Options	615,310	$6.04-$6.66	4 years	10 years
RSUs	5,000	-	4 years	-

Consultants -
options	4,800	$6.34	4 years	10 years

	Six month ended June 30,
	2015
	Award amount	Exercise price range	Vesting period	Expiration
Employees -
options	153,000	$6.77	4 years	10 years
RSUs	189,000	-	4 years	-

Directors-
options	24,000	$11.87	3 years	10 years

Consultants -
RSUs	83,000	-	4 years	-

The fair value of options and RSUs granted to employees and directors during the six months ended June 30, 2016 and 2015 was $2,049 and $3,422 respectively. The fair value of options granted to consultants during the six months ended June 30, 2016 was $23.

The fair value of RSUs granted to employees is based on the share price on grant date.

The fair value of options granted to employees and directors on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Six months ended June 30
	2016	2015
Value of ordinary share	$5.90-$6.84	$7.53-$11.99
Dividend yield	0%	0%
Expected volatility*	60.3%-60.5%	63.4%-64.9%
Risk-free interest rate	1.36%-1.52%	1.38%-1.98%
Expected term	6 years	6 years

* The volatility is based on historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model.

The fair value of options granted to consultants as of June 30, 2016 was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

June 30, 2016
Value of ordinary share	$6.52
Dividend yield	0%
Expected volatility*	69.2%
Risk-free interest rate	1.78%
Expected term	10 years

* The volatility is based on historical volatilities of companies in comparable stages as well as companies in the industry, by statistical analysis of daily share pricing model.

    The following table illustrates the effect of share-based compensation on the statements of operations:

	Six months ended June 30		Three months ended June 30
	2016	2015	2016	2015
Cost of revenues	$3	$1	$1	$-
Research and development expenses	464	263	252	232
Selling, general and administrative	763	595	444	475
	$1,230	$859	$697	$707